PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

Electronics and office equipment	46,911	37,846	5,451
Motor vehicles	10,686	11,783	1,697
Leasehold improvements	29,842	49,045	7,064

Property and equipment, cost	87,439	98,674	14,212
Less: Accumulated depreciation	(43,245)	(44,739)	(6,444)

Property and equipment, net	44,194	53,935	7,768

Depreciation expenses were approximately RMB8,653, RMB10,209 and RMB 13,592(US$1,958) for the years ended December 31, 2014, 2015 and 2016, respectively.